Basis of Presentation and Summary of Significant Accounting Policies, Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Intangible Assets [Abstract]
Impairment of indefinite-lived trade names	$ 0	$ 0	$ 0
Intangible Assets [Roll Forward]
Intangible assets, net, beginning balance	2,780	1,340
Foreign currency translation adjustment	61	(58)
Acquisition/disposition intangibles		1,692
Final RPC purchase price valuation	(44)
Netting of fully amortized intangibles	0	0
Intangible assets, net, ending balance	2,497	2,780	1,340
Accumulated amortization, beginning balance	(1,185)	(1,020)
Foreign currency translation adjustment	(2)	4
Amortization expense	(300)	(194)	(154)
Acquisition intangibles		16
Final RPC purchase price valuation	0
Netting of fully amortized intangibles	10	9
Accumulated amortization, ending balance	(1,477)	(1,185)	(1,020)
Customer Relationships [Member]
Intangible Assets [Roll Forward]
Intangible assets, beginning balance	3,407	1,882
Foreign currency translation adjustment	53	(56)
Acquisition/disposition intangibles		1,590
Final RPC purchase price valuation	(137)
Netting of fully amortized intangibles	0	(9)
Intangible assets, ending balance	$ 3,323	3,407	1,882
Customer Relationships [Member] | Minimum [Member]
Intangible Assets [Abstract]
Useful life	5 years
Customer Relationships [Member] | Maximum [Member]
Intangible Assets [Abstract]
Useful life	17 years
Trademarks [Member]
Intangible Assets [Abstract]
Indefinite lived intangible assets	$ 248	248
Intangible Assets [Roll Forward]
Intangible assets, beginning balance	397	293
Foreign currency translation adjustment	7	(4)
Acquisition/disposition intangibles		108
Final RPC purchase price valuation	118
Netting of fully amortized intangibles	0	0
Intangible assets, ending balance	$ 522	397	293
Trademarks [Member] | Maximum [Member]
Intangible Assets [Abstract]
Useful life	15 years
Other Intangibles [Member]
Intangible Assets [Roll Forward]
Intangible assets, beginning balance	$ 161	185
Foreign currency translation adjustment	3	(2)
Acquisition/disposition intangibles		(22)
Final RPC purchase price valuation	(25)
Netting of fully amortized intangibles	(10)	0
Intangible assets, ending balance	$ 129	$ 161	$ 185
Other Intangibles [Member] | Minimum [Member]
Intangible Assets [Abstract]
Useful life	5 years
Other Intangibles [Member] | Maximum [Member]
Intangible Assets [Abstract]
Useful life	14 years